SCHEDULE OF ROU ASSETS AND RELATED LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Current finance lease liabilities	$ 79	$ 78
Non-current finance lease liabilities	224	263
Current operating lease liabilities	467	445	361
Non-current operating lease liabilities	$ 1,025	1,263
Finance Lease [Member]
Property, Plant and Equipment [Line Items]
Current finance lease liabilities		78
Non-current finance lease liabilities		263
Current operating lease liabilities
Non-current operating lease liabilities
Weighted average remaining lease term, Operating leases		4 years 2 months 12 days
Weighted average remaining lease term, Finance leases		4 years 2 months 12 days
Weighted average discount rate, operating leases		3.10%
Facilities Lease [Member]
Property, Plant and Equipment [Line Items]
Current finance lease liabilities
Non-current finance lease liabilities
Current operating lease liabilities		445	211
Non-current operating lease liabilities		$ 1,263
Weighted average remaining lease term, Operating leases		3 years 4 months 24 days	3 months 18 days
Weighted average remaining lease term, Finance leases		3 years 4 months 24 days
Weighted average discount rate, operating leases		6.00%	7.00%
Equipment Lease [Member]
Property, Plant and Equipment [Line Items]
Current operating lease liabilities			$ 150
Non-current operating lease liabilities
Weighted average remaining lease term, Operating leases			8 months 12 days
Weighted average discount rate, operating leases			7.20%